Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,411,069)	$ (5,620,509)
Service cost	(13,090)	(21,043)
Interest income (cost)	(36,254)	(51,146)
Subtotal	(49,344)	(72,189)
Arising from changes in financial assumptions	(173,615)	(114,976)
Experience adjustments	(70,461)	180,095
Subtotal	(244,076)	65,119
Benefits paid	142,490	216,510
Ending balance	(5,561,999)	(5,411,069)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,385,696	1,453,335
Interest income (cost)	9,284	13,225
Contribution by employer	95,360	94,362
Return on plan assets, excluding amounts included in interest income	51,495	41,284
Benefits paid	(142,490)	(216,510)
Ending balance	$ 1,399,345	$ 1,385,696